RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Amounts due from related parties	$ 4,506,670	$ 132,396
Amounts due to related parties	10,466,061	2,535,358
Receipt of CRO and CMO services
Related Party Transaction [Line Items]
Related party transactions	13,079,018	9,892,295	$ 5,704,306
WuXi AppTec Group
Related Party Transaction [Line Items]
Amounts due from related parties	3,080,116	124,704
Amounts due to related parties	173,793	173,855
WuXi AppTec Group | Receipt of CRO and CMO services
Related Party Transaction [Line Items]
Related party transactions	517,742	2,674,586	2,136,344
WuXi Biologics (Shanghai) Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties	1,426,554	7,692
Amounts due to related parties	10,292,268	2,361,503
WuXi Biologics (Shanghai) Co., Ltd. | Receipt of CRO and CMO services
Related Party Transaction [Line Items]
Related party transactions	$ 12,561,276	$ 7,217,709	$ 3,567,962